Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities [Abstract]
Schedule of consolidated financial statements reflect the activities
Name	Background	Ownership
Bit Digital USA, Inc. (“BT USA”)	● A United States company ● Incorporated on September 1, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
Bit Digital Canada, Inc. (“BT Canada”)	● A Canadian company ● Incorporated on February 23, 2021 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
Bit Digital Hong Kong Limited (“BT HK”)	● A Hong Kong company ● Acquired on April 8, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
Bit Digital Strategies Limited (“BT Strategy”)	● A Hong Kong company ● Incorporated on June 1, 2021 ● Engaged in treasury management activities	100% owned by Bit Digital, Inc.
Bit Digital Singapore PTE. LTD. (“BT Singapore”)	● A Singapore company ● Incorporated on July 1, 2021 ● Engaged in treasury management activities	100% owned by Bit Digital, Inc.
Golden Bull USA, Inc. (“Golden Bull USA”) (Disposed on March 16, 2022)	● A United States company ● Incorporated on June 3, 2019 ● Inactive	100% owned by Bit Digital, Inc.